Total
Putnam Multi-Asset Absolute Return Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Multi-Asset Absolute Return Fund	Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Management Fees (as a percentage of Assets)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	none	0.50%	none	none
Other Expenses (as a percentage of Assets):	0.25%	0.25%	0.25%	0.10%	0.25%	0.14%	0.25%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%
Net Expenses (as a percentage of Assets)	0.94%	1.69%	1.69%	0.54%	1.19%	0.58%	0.69%

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Multi-Asset Absolute Return Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	665	857	1,065	1,663
Class B	672	833	1,118	1,799	172	533	918	1,799
Class C	272	533	918	1,799	172	533	918	1,799
Class P	55	173	302	677
Class R	121	378	654	1,443
Class R6	59	186	324	726
Class Y	70	221	384	859